Excelsior Domestic Equity Funds

Prospectus

August 1, 2000
(as revised September 12, 2000)

Excelsior Funds, Inc.
Excelsior Institutional Trust

Blended Equity Fund
Large Cap Growth Fund
Optimum Growth Fund
Small Cap Fund
Value and Restructuring Fund
Value Equity Fund
Energy and Natural Resources Fund
Real Estate Fund
Technology Fund

Investment Adviser
United States Trust Company of New York
U.S. Trust Company

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO OF EXCELSIOR FUNDS]

Table of Contents

Excelsior Funds, Inc. and Excelsior Institutional Trust are mutual fund fami-lies that offer shares in separate investment portfolios which have individual investment goals, strategies and risks. This prospectus gives you important in-formation about the Blended Equity, Large Cap Growth, Small Cap, Value and Re-structuring, Energy and Natural Resources, Real Estate and Technology Funds of Excelsior Funds, Inc. and the Optimum Growth and Value Equity Funds of Excel-sior Institutional Trust (each, a Fund) that you should know before investing. The Optimum Growth and Value Equity Funds offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are of-fered in a separate prospectus. Please read this prospectus and keep it for fu-ture reference.

This prospectus has been arranged into different sections so that you can eas-ily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                            Page
Blended Equity Fund..................................................          4
Large Cap Growth Fund................................................          6
Optimum Growth Fund..................................................          8
Small Cap Fund.......................................................         10
Value And Restructuring Fund.........................................         12
Value Equity Fund....................................................         14
Energy And Natural Resources Fund....................................         16
Real Estate Fund.....................................................         18
Technology Fund......................................................         20
More Information About Risk..........................................         22
More Information About Fund Investments..............................         23
Investment Adviser...................................................         23
Portfolio Managers...................................................         24
Purchasing, Selling And Exchanging Fund Shares.......................         25
Distribution Of Fund Shares..........................................         27
Dividends And Distributions..........................................         28
Taxes................................................................         28
Financial Highlights.................................................         29
How to Obtain More Information About Excelsior Funds................. Back Cover

      -------------------------------------------------------------

 .......................................
                                      ................................

Introduction -- Risk/Return
Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal, strategies and risks for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment man-ager's judgments about the markets, the economy, or companies may not antici-pate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your invest-ment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the se-curities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price move-ments, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Adviser's Equity Investment Philosophy:
The Adviser manages each of the Fund's investments with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental invest-ment strategies, value and growth. These strategies are combined with "longer-term investment themes" to assess the investment potential of individual compa-nies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

  Value:
  This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such val-ues may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, the Adviser is constantly engaged in as-sessing, comparing and judging the worth of companies, particularly in com-parison to the price the markets place on such companies' shares.

  Growth:
  This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to domi-nate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advan-tage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will reward consistently above average earnings growth with greater-than-av-erage capital appreciation over the long-term.

  Themes:
  To complete the Adviser's investment philosophy in managing the funds, the investment strategies discussed above are applied in concert with long-term investment themes to identify investment opportunities. These longer-term themes are strong and inexorable trends arising from time to time from eco-nomic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these long-term trends will enable it to identify companies that are currently or will soon benefit from these trends.

      Blended Equity Fund
      -----------------------------------------------------------------


 ..........................................................

 FUND SUMMARY

 Investment Goal Long-term
 capital appreciation

 Investment Focus Common stocks
 of U.S. companies

 Share Price Volatility High

 Principal Investment
 Strategy Invests in common
 stocks that the Adviser
 believes are undervalued in
 the market

 Investor Profile Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities

Investment Objective
The Blended Equity Fund seeks long-term capital appreciation by investing in companies that represent good long-term values not currently recognized in the market prices of their securities.

Investment Strategy of the Blended Equity Fund
The Blended Equity Fund invests primarily (at least 65% of its assets) in large capitalization (i.e., companies with market capitalizations over $5 billion) common stocks of U.S. and, to a lesser extent, foreign companies that the Ad-viser believes have value that is not currently reflected in their market pric-es. The Adviser generally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to iden-tify companies with characteristics that will lead to future earnings growth or recognition of their true value. The Adviser looks for companies that are posi-tioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience ac-celerating growth in the future. In addition, the Adviser invests a smaller portion of the Fund's assets in a quantitatively selected segment of large cap-italization U.S. companies designed to complement the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund. In considering whether to sell one or more portfolio holdings, the Adviser will generally seek to minimize the tax impact of any such sale(s).

Principal Risks of Investing in the Blended Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

      -------------------------------------------------------------

 .......................................
                                      ................................

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

   [GRAPH]
1990    -12.28%
1991     34.98%
1992     16.56%
1993     16.34%
1994      0.22%
1995     28.93%
1996     19.88%
1997     29.73%
1998     28.70%
1999     22.74%
 Best Quarter Worst Quarter
    22.44%       (19.21)%
  (12/31/98)    (9/30/90)

The Fund's performance for the six month period ending June 30, 2000 was 3.30%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                               5     10
                                                   1 Year  Years  Years
-----------------------------------------------------------------------
Blended Equity Fund                                22.74% 25.93% 17.64%
Standard & Poor's 500 Composite Stock Price Index  21.04% 28.54% 18.20%

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                               0.75%**
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.21%
Total Other Expenses                          0.61%
-----------------------------------------------------
Total Annual Fund Operating
 Expenses                                     1.36%
 Fee Waivers and Expense Reimbursements       (0.31)%
-----------------------------------------------------
 Net Annual Fund Operating Expenses           1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2001. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

** The investment advisory fee for this Fund was reduced as of August 1, 2000 from a flat fee of 0.75% of average daily net assets to the following: 0.75% of average daily net assets of the first $1 billion of assets; 0.70% of the next $500 million of average daily net assets; and 0.65% of average daily net assets over $1.5 billion.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Large Cap Growth Fund
      -----------------------------------------------------------------


 ..........................................................

 FUND SUMMARY

 Investment Goal Superior,
 risk-adjusted total return

 Investment Focus Common stocks
 of large U.S. companies

 Share Price Volatility High

 Principal Investment
 Strategy Invests in common
 stocks of large companies that
 the Adviser believes have
 above-average growth prospects

 Investor Profile Investors
 seeking total return, and who
 are willing to accept the
 risks of investing in equity
 securities of larger companies

Investment Objective
The Large Cap Growth Fund seeks superior, risk-adjusted total return by invest-ing in larger companies whose growth prospects, in the opinion of the Adviser, appear to exceed that of the overall market. This objective may be changed without shareholder approval.

Investment Strategy of the Large Cap Growth Fund
The Large Cap Growth Fund invests primarily (at least 65% of its assets) in common stocks of large U.S. companies with market capitalizations over $5 bil-lion that the Adviser believes have above-average growth prospects.

The Adviser takes a long-term approach to managing the Fund and invests in com-panies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or bene-fit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

Principal Risks of Investing in the Large Cap Growth Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

      -------------------------------------------------------------

 .......................................
                                      ................................

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

    [GRAPH]
1998      67.04%
1999      47.47%
 Best Quarter Worst Quarter
    39.37%       (9.28)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2000 was 2.92%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Russell 1000 Growth Index.

                                                1                                        Since
                                             Year                                    Inception
----------------------------------------------------------------------------------------------
Large Cap Growth Fund                       47.47%                                    50.22%*

Russell 1000 Growth Index                   33.14%                                    32.20%**

 * Since October 1, 1997
** Since September 30, 1997

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.75%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.26%
Total Other Expenses                            0.66%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.41%
 Fee Waivers and Expense Reimbursements       (0.36)%
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2001. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Optimum Growth Fund
      -----------------------------------------------------------------


 ..........................................................

 FUND SUMMARY

 Investment Goal Superior,
 risk-adjusted total return

 Investment Focus Common stocks
 of U.S. companies

 Share Price Volatility High

 Principal Investment
 Strategy Invests in common
 stocks that the Adviser
 believes have strong growth
 prospects

 Investor Profile Investors
 seeking total return, and who
 are willing to accept the
 risks of investing in equity
 securities

Investment Objective
The Optimum Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

Investment Strategy of the Optimum Growth Fund
The Optimum Growth Fund invests primarily (at least 65% of its assets) in com-mon stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capitalization companies (i.e., companies with market capitalizations over $1.5 billion) in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to identify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further diversifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systematically selects companies that it believes, based on quantitative screening, complements the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund.

Principal Risks of Investing in the Optimum Growth Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium to large capitalization U.S. stocks may underperform other segments of the equity market or the equity mar-kets as a whole.

The Fund also may be subject to risks particular to its investment in medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

      -------------------------------------------------------------

 .......................................
                                      ................................

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.

   [GRAPH]
1997     33.08%
1998     64.66%
1999     44.26%
 Best Quarter Worst Quarter
    36.33%       (6.08)%
  (12/31/98)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2000 was 1.29%.

This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 1999 to those of the Russell 1000 Growth Index.

                                                                                       Since
                                             1 Year                                Inception
--------------------------------------------------------------------------------------------
Optimum Growth Fund (Shares)                 44.26%                                 39.41%*
Russell 1000 Growth Index                    33.14%                                 31.25%**

 * Since June 1, 1996
** Since May 31, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.65%
Distribution (12b-1) Fees                       0.25%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.31%
Total Other Expenses                            0.71%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.61%
 Fee Waivers and Expense Reimbursements       (0.56)%
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2001. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Small Cap Fund
      -----------------------------------------------------------------


 ..........................................................

 FUND SUMMARY

 Investment Goal Capital
 appreciation

 Investment Focus Equity
 securities of small cap U.S.
 issuers

 Share Price Volatility High

 Principal Investment
 Strategy Investing in equity
 securities of smaller
 companies that are expected to
 achieve substantial long-term
 earnings growth

 Investor Profile Investors
 seeking capital appreciation,
 and who are willing to
 tolerate the risks of
 investing in smaller companies

Investment Objective
The Small Cap Fund seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less.

Investment Strategy of the Small Cap Fund
The Small Cap Fund invests primarily (at least 65% of its assets) in equity se-curities of smaller U.S.-based companies that are in the early stages of devel-opment and which the Adviser believes have the potential to achieve substantial long-term earnings growth.

In selecting investments for the Fund, the Adviser applies a bottom-up invest-ment approach designed to identify innovative companies whose potential is not yet reflected in their market values. Generally, the Fund invests in companies with market capitalizations of $1.5 billion or less, but the Adviser also con-siders, to a lesser degree, larger or more mature companies engaged in new or higher growth operations that the Adviser believes will result in accelerated earnings growth.

Principal Risks of Investing in the Small Cap Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of se-curities issued by such companies may suffer a decline in response. These fac-tors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an ex-change.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

      -------------------------------------------------------------

 .......................................
                                      ................................

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

   [GRAPH]
1993     27.91%
1994      5.30%
1995     22.81%
1996     -2.30%
1997     14.21%
1998    -12.38%
1999     29.71%
 Best Quarter Worst Quarter
    25.80%       (24.77)%
  (12/31/99)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2000 was 20.95%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Russell 2000 Index.

                                                                                              Since
                               1 Year                       5 Years                       Inception
---------------------------------------------------------------------------------------------------
Small Cap Fund                 29.71%                        9.26%                         11.17%*
Russell 2000 Index             21.26%                       16.70%                         14.16%*

* Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.60%
Other Expenses
  Administrative Servicing Fee          0.40%
  Other Operating Expenses              0.32%
Total Other Expenses                            0.72%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.32%
 Fee Waivers and Expense Reimbursements       (0.27)%
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2001. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Value and Restructuring Fund
      -----------------------------------------------------------------


 ..........................................................

 FUND SUMMARY

 Investment Goal Long-term
 capital appreciation

 Investment Focus Common stocks
 of U.S. companies

 Share Price Volatility High

 Principal Investment
 Strategy Investing in common
 stocks of companies which the
 Adviser believes are
 undervalued by the market and
 whose share price are expected
 to benefit from the value
 created through restructuring
 or industry consolidation

 Investor Profile Investors
 seeking long-term capital
 appreciation, and who are
 willing to bear the risks of
 investing in equity securities

Investment Objective
The Value and Restructuring Fund seeks long-term capital appreciation by in-vesting in companies which will benefit from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able.

Investment Strategy of the Value and Restructuring Fund
The Value and Restructuring Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company's assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where re-structuring activities, such as consolidations, outsourcing, spin-offs or reor-ganizations, will offer significant value to the issuer and increase its in-vestment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

Principal Risks of Investing in the Value and Restructuring Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an ex-change.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater de-tail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that equity securities of issuers expected to experience a restructuring or business combination may underperform other segments of the equity market or the equity markets as a whole.

      -------------------------------------------------------------

 .......................................
                                      ................................

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.


                                    [GRAPH]

                           1993               39.95%
                           1994                2.60%
                           1995               38.80%
                           1996               25.05%
                           1997               33.56%
                           1998               10.32%
                           1999               41.97%
 Best Quarter Worst Quarter
    28.03%       (20.46)%
  (12/31/99)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2000 was (0.65)%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Russell 1000 Value Index.

                                                                  5                     Since
                                      1 Year                  Years                 Inception
---------------------------------------------------------------------------------------------
Value and Restructuring Fund          41.97%                 29.42%                  26.61%*
Russell 1000 Value Index               7.34%                 23.07%                  18.44%*

* Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.60%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.36%
Total Other Expenses                            0.76%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.36%
 Fee Waivers and Expense Reimbursements       (0.31)%
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2001. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Value Equity Fund
      -----------------------------------------------------------------


 ..........................................................

 FUND SUMMARY

 Investment Goal Long-term
 capital appreciation

 Investment Focus Common stocks
 of U.S. companies

 Share Price Volatility High

 Principal Investment
 Strategy Investing in common
 stocks that the Adviser
 believes are undervalued by
 the market

 Investor Profile Investors
 seeking growth of capital, and
 who are willing to accept the
 risks of investing in equity
 securities

Investment Objective
The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

Investment Strategy of the Value Equity Fund
The Value Equity Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser be-lieves are undervalued at current market prices. The Adviser generally diversi-fies the Fund's investments over a variety of industries and the Fund may in-vest in companies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser combines fundamental re-search with valuation constraints to identify companies trading at what the Ad-viser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the catalysts necessary to realize this value.

Principal Risks of Investing in the Value Equity Fund
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an ex-change.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater de-tail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that its undervalued equity securities may underperform other segments of the equity market or the equity markets as a whole.

      -------------------------------------------------------------

 .......................................
                                      ................................

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.

    [GRAPH]
1997     27.31%
1998     20.11%
1999     34.44%
 Best Quarter Worst Quarter
    26.76%       (16.39)%
  (12/31/99)    (9/30/98)

The Fund's performance for the six month period ending June 30, 2000 was (2.00)%.

This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 1999 to those of the Russell 1000 Value Index and the Russell Mid Cap Value Index.

                                            Since
                                 1 Year Inception
--------------------------------------------------
Value Equity Fund (Shares)       34.44%  27.36%*
Russell 1000 Value Index**        7.34%  19.62%***
Russell Mid Cap Value Index **  (0.11)%  13.56%***

* Since June 1, 1996
** The Russell 1000 Value Index measures the performance of the 1,000 largest
   U.S. companies based on total market capitalization, with lower price-to-book ratios and lower forecasted growth values. The Russell Mid Cap Value Index measures the performance of medium-sized, value-oriented securities. The Indexes are unmanaged and do not reflect any fees or expenses.
*** Since May 31, 1996

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.65%
Distribution (12b-1) Fees                       0.25%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.30%
Total Other Expenses                            0.70%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.60%
 Fee Waivers and Expense Reimbursements       (0.55)%
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.05%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.05%, for the period commencing on the date of this prospectus and ending March 31, 2001. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years 5 Years 10 Years
------------------------------------
      $107   $334    $579    $1,283

      Energy and Natural Resources Fund
      -----------------------------------------------------------------


 .......................................................

 FUND SUMMARY

 Investment Goal Long-term
 capital appreciation

 Investment Focus Equity
 securities of U.S. and foreign
 energy and natural resources
 companies

 Share Price Volatility High

 Principal Investment
 Strategy Investing in equity
 securities of U.S. and foreign
 issuers engaged in the energy
 and natural resources groups
 of industries

 Investor Profile Investors
 seeking long-term growth of
 capital, and who are willing
 to accept the risks of
 investing in a non-diversified
 portfolio of energy and
 natural resources companies

Investment Objective
The Energy and Natural Resources Fund seeks long-term capital appreciation by investing primarily in companies that are in the energy and other natural re-sources groups of industries. The Fund may also invest, to a more limited ex-tent, in gold and other precious metal bullion and coins.

Investment Strategy of the Energy and Natural Resources Fund
The Energy and Natural Resources Fund invests primarily (at least 65% of its assets) in equity securities of U.S. and, to a lesser extent, foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of en-ergy or other natural resources and companies that develop technologies and furnish energy and natural resource supplies and services to these companies. In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-average earn-ings growth.

Energy companies normally will constitute a significant portion of the Fund's investments, and the Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest a portion of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund invests in companies of any size, including small, high growth companies.

Principal Risks of Investing in the Energy and Natural Resources Fund
The Fund is subject to the risk that the securities of issuers engaged in the energy and natural resources industries that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, ad-verse market conditions and/or increased competition affecting that industry. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) and po-litical events (such as coups or military confrontations) can affect the over-all supply of a natural resource and thereby the value of companies involved in such natural resource.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller

      -------------------------------------------------------------

 .......................................
                                      ................................
capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

    [GRAPH]
1993     14.69%
1994     -2.70%
1995     20.11%
1996     38.38%
1997     18.31%
1998    -15.87%
1999     27.40%
 Best Quarter Worst Quarter
    20.04%       (13.83)%
  (9/30/97)     (9/30/98)

The Fund's performance for the six month period ending June 30, 2000 was 25.49%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                  Since
                              1 Year 5 Years  Inception
-------------------------------------------------------
Energy and Natural Resources
 Fund                         27.40%  16.08%   13.00%*

Standard & Poor's 500
 Composite Stock Price Index  21.04%  28.54%   21.52%*

* Since December 31, 1992

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 0.60%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.37%
Total Other Expenses                            0.77%
------------------------------------------------------
Total Annual Fund Operating
 Expenses                                       1.37%
 Fee Waivers and Expense Reimbursements       (0.12)%
------------------------------------------------------
 Net Annual Fund Operating
  Expenses                                      1.25%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.25%, for the period commencing on the date of this prospectus and ending March 31, 2001. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

      1                     10
     Year 3 Years 5 Years Years
--------------------------------
     $127  $397    $686   $1,511

      Real Estate Fund
      -----------------------------------------------------------------


 ......................................................

 FUND SUMMARY

 Investment Goal Current income
 and long-term capital
 appreciation

 Investment Focus Equity
 securities of companies
 engaged in the real estate
 business

 Share Price Volatility High

 Principal Investment
 Strategy Investing in equity
 securities of real estate
 investment trusts (REITs) and
 other issuers engaged in the
 real estate industry

 Investor Profile Investors
 seeking current income and
 long-term growth of capital,
 and who are willing to accept
 the risks of investing in a
 non-diversified portfolio of
 real estate issuers

Investment Objective
The Real Estate Fund seeks current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally en-gaged in the real estate business. This objective may be changed without share-holder approval.

Investment Strategy of the Real Estate Fund
The Real Estate Fund invests primarily (at least 65% of its assets) in REITs and other publicly-traded equity securities of U.S. and, to a lesser extent, foreign companies engaged in the real estate industry. REITs pool investors' funds for investment directly in real estate (equity REITs), real estate loans (mortgage REITs), or a combination of the two (hybrid REITs). The Fund intends to invest primarily in equity and hybrid REITs. REITs generally are income pro-ducing investments. The Fund also invests in other issuers engaged in the real estate business, such as developers, mortgage lenders and servicers, construc-tion companies and building material suppliers.

The Adviser takes a long-term approach to managing the Fund and seeks to iden-tify companies with characteristics that will lead to above-average earnings growth. The Adviser analyzes demographic and macroeconomic factors to determine regional allocations. Based on its regional allocations, the Adviser selects particular investments based on its analysis of valuation relative to under-lying real estate values.

Principal Risks of Investing in the Real Estate Fund
The Fund is subject to the risk that the securities of issuers in the real es-tate industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concen-trated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or in-creased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of REITs and companies principally en-gaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

      -------------------------------------------------------------

 .......................................
                                      ................................

The Fund also may be subject to risks particular to its investments in foreign companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
The bar chart and the performance table below illustrate the risks and volatil-ity of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                    [GRAPH]

                           1998             -13.55%
                           1999              -7.30%
 Best Quarter Worst Quarter
    10.79%       (8.87)%
  (6/30/99)     (9/30/98)

The Fund's performance for the six month period ending June 30, 2000 was 12.91%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Morgan Stanley REIT Index.

                                       Since
                            1 Year Inception
---------------------------------------------
Real Estate Fund           (7.30)%  (8.02)%*
Morgan Stanley REIT Index  (4.55)%  (9.39)%**

 * Since October 1, 1997
** Since September 30, 1997

What is an Index?
An index measures the market prices of a specific group of securities in a par-ticular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                 1.00%
Other Expenses
 Administrative Servicing Fee           0.40%
 Other Operating Expenses               0.32%
Total Other Expenses                            0.72%
------------------------------------------------------
Total Annual Fund Operating Expenses            1.72%
 Fee Waivers and Expense Reimbursements       (0.52)%
------------------------------------------------------
 Net Annual Fund Operating Expenses             1.20%*

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.20%, for the period commencing on the date of this prospectus and ending March 31, 2001. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs might be different, your approximate costs of investing $10,000 in the Fund would be:

      1
     Year 3 Years 5 Years 10 Years
--------------------------------
     $122  $381    $660   $1,455

      Technology Fund
      -----------------------------------------------------------------


 ......................................................

 FUND SUMMARY

 Investment Goal Superior long-
 term growth of capital

 Investment Focus Common stocks
 of technology companies

 Share Price Volatility High

 Principal Investment
 Strategy Invests in common
 stocks of companies expected
 to benefit from the
 development, advancement and
 use of technology

 Investor Profile Investors
 seeking long-term growth of
 capital, and who are willing
 to accept the risks of
 investing in a non-diversified
 portfolio of technology
 companies

Investment Objective
The Technology Fund seeks superior, long-term growth of capital. This objective may be changed without shareholder approval.

Investment Strategy of the Technology Fund
The Fund seeks to achieve its objective by investing in companies engaged in the innovation, development or advancement of technology and whose long-term growth prospects, in the Adviser's opinion, appear to exceed the overall mar-ket. These companies may be in a variety of industries, and may include com-puter hardware, software, electronic components and systems, telecommunica-tions, internet, biotechnology, media and information services companies or other companies that use technology extensively in the development of new or improved products or processes. Under normal market conditions, the Technology Fund invests at least 65% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies. The Fund may invest in compa-nies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify technology companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-av-erage earnings growth.

The Fund seeks capital appreciation as its principal investment strategy.

Principal Risks of Investing in the Technology Fund
The Fund is subject to the risk that the securities of issuers engaged in the technology sector of the economy that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same tech-nology market sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology compa-nies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, the Fund's investment in technol-ogy companies may subject it to more volatile price movements than a more di-versified securities portfolio.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity se-curities may fluctuate substantially from day-to-day. Individual companies may report poor results or be

      -------------------------------------------------------------

 .......................................
                                      ................................
negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These stocks may be more volatile than other equity securities, and the risks associated with them are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its in-vestments in those securities.

Performance Information
There is no performance information for the Technology Fund because the Fund does not have a full calendar year of operations.

Fund Fees and Expenses
Every mutual fund has operating expenses to pay for services such as profes-sional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                 1.00%
Other Expenses
 Administrative Servicing Fee           0.25%
 Other Operating Expenses               0.25%
Total Other Expenses                            0.50%
------------------------------------------------------
Total Annual Fund Operating
 Expenses                                       1.50%
 Fee Waivers and Expense Reimbursements       (0.25)%
------------------------------------------------------
 Net Annual Fund Operating
  Expenses                                      1.25%*

* The Fund's total annual fund operating expenses and net annual fund operating expenses are estimated based on expenses expected to be incurred in the cur-rent fiscal year. The Adviser has contractually agreed to waive its invest-ment advisory fee or other fees until March 31, 2001, in an amount equal to the administrative servicing fee paid by the Fund. Accordingly, Net Annual Fund Operating Expenses are expected to be 1.25%. For more information about these fees, see "Investment Adviser."

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distribu-tions. Although your actual costs and returns might be different, your approxi-mate costs of investing $10,000 in the Fund would be:

     1 Year 3 Years
-------------------
      $127   $397

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 .......................................
                                      ................................
More Information About Risk

Equity Risk
(All Funds)--Equity securities include public and privately issued equity secu-rities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in these securities in gen-eral are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as war-rants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

Small Cap Risk
(Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restruc-turing Fund, Value Equity Fund, Energy and Natural Resources Fund and Technol-ogy Fund)--The smaller capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a rela-tively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

Mid Cap Risk
(Blended Equity Fund, Optimum Growth Fund, Value and Restructuring Fund, Value Equity Fund, Energy and Natural Resources Fund and Technology Fund)--The medium capitalization companies that the Funds may invest in may be more vulnerable to adverse business or economic events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group. Therefore, medium capital-ization stocks may be more volatile than those of larger companies.

Mortgage-Backed Securities
(Real Estate Fund)--Mortgage-backed securities are fixed income securities rep-resenting an interest in a pool of underlying mortgage loans. They are sensi-tive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its de-crease in market price. When interest rates fall, however, mortgage-backed se-curities may not gain as much in market value because of the expectation of ad-ditional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage- backed securities and, therefore, to assess the volatil-ity risk of that portfolio.

Technology Risk
(Blended Equity Fund, Large Cap Growth Fund, Optimum Growth Fund, Small Cap Fund, Value and Restructuring Fund, Value Equity Fund and Technology Fund)--The Funds may invest in securities of issuers engaged in the technology sector of the economy. These securities may underperform stocks of other issuers or the market as a whole. To the extent that the Funds invest in issuers conducting business in the technology market sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower sell-ing cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufac-turers, and may experience difficulties in managing growth. In addition, secu-rities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, a Fund's investment in technology companies may subject it to more volatile price movements.

Foreign Security Risks
(All Funds)--Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropria-tion, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In ad-dition, the value of securities denominated in foreign currencies, and of divi-dends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or govern-ments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial

      -------------------------------------------------------------

 .......................................
                                      ................................
arrangements of similar U.S. securities. Some foreign governments levy with-holding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

 Currency Risk
 (All Funds)--Investments in foreign securities denominated in foreign curren-cies involve additional risks, including:

 . A Fund may incur substantial costs in connection with conversions between various currencies.

 . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

More Information About Fund Investments
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other condi-tions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Investment Adviser
United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Cor-poration ("Schwab"). Charles R. Schwab is the founder, Chairman and Co-Chief Executive Officer and a Director and significant shareholder of Schwab. As a result of his positions and share ownership, Mr. Schwab may be deemed to be a controlling person of Schwab and its subsidiaries. Through its principal sub-sidiary Charles Schwab & Co., Inc., Schwab is one of the nation's largest fi-nancial services firms and the nation's largest electronic brokerage firm, in each case measured by customer assets. At December 31, 1999, Schwab served 6.6 million active accounts with $725 billion in customer assets.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment manage-ment, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1999, U.S. Trust had approximately $86 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

U.S. Trust and its affiliates advise and manage assets for their private cli-ents and funds, some of which have investment objectives and policies similar to Excelsior Funds. U.S. Trust and its affiliates will not have any obligation to make available or use any information regarding these proprietary investment activities for the benefit of the Funds. The research department of U.S. Trust prepares research reports that are utilized by these Funds, wealth managers of U.S. Trust and Schwab and its affiliates. It is U.S. Trust's intention to dis-tribute this information as simultaneously as possible to all recipients. How-ever, where the investment manager of an Excelsior Fund prepares such research, that Fund may and often does receive and act upon that information before it is disseminated to other parties, which in turn may have a negative effect on the price of the security subject to research.

      -------------------------------------------------------------

 .......................................
                                      ................................

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Institutional Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2000, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

Blended Equity Fund                0.70%
Large Cap Growth Fund              0.69%
Optimum Growth Fund                0.52%
Small Cap Fund                     0.48%
Value and Restructuring Fund       0.50%
Value Equity Fund                  0.50%
Energy and Natural Resources Fund  0.51%
Real Estate Fund                   0.79%
Technology Fund                    1.00%*

-----
* The Technology Fund commenced operations on March 31, 2000. The fees given are the contractual rate of advisory fees.

Portfolio Managers
Leigh H. Weiss and Bruce Tavel have served as the Blended Equity Fund's portfo-lio co-managers since 1997. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co. Mr. Tavel, a Managing Director and head of U.S. Trust's Structured Investments Division, has been with U.S. Trust since 1980. Mr. Weiss and Mr. Tavel are primarily responsible for the day to day management of the Blended Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as the Value and Restructuring Fund's portfolio manager since its inception. Mr. Williams, a Managing Director and Senior Port-folio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value and Restructuring Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Timothy Pettee, Margaret Doyle and Todd Herget serve as the Small Cap Fund's portfolio co-managers. Mr. Pettee, a Managing Director and Director of Equity Research, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Pettee was a Vice President and fund manager with Alliance Capital Management in New York. Ms. Doyle, a Senior Vice President in U.S. Trust's equity research division, has been with U.S. Trust since 1998. From 1996 to 1998, Ms. Doyle was a Vice President and Investment Officer with J&W Seligman & Co. in New York. From 1994 to 1996, Ms. Doyle was an Equity Research Analyst with Salomon Broth-ers, Inc. in New York. Todd Herget, a Vice President in U.S. Trust's equity re-search division has been with U.S. Trust since 1998. Mr. Herget is responsible for the Fund's investments in the healthcare sector. Mr. Herget was previously a cardiac research assistant with the Westchester County Medical Center. Mr. Pettee, Ms. Doyle and Mr. Herget are primarily responsible for the day to day management of the Small Cap Fund's portfolio. Research, analyses, trade execu-tion and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Large Cap Growth Fund, Optimum Growth Fund, Value Equity and the Technology Fund are made by a committee of investment pro-fessionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York provides its invest-ment advisory services to the Large Cap Growth Fund, Optimum Growth Fund, and the Technology Fund primarily through its Campbell Cowperthwait division.

Michael E. Hoover has served as the Energy and Natural Resources Fund's portfo-lio manager since 1995. Mr. Hoover, Senior Vice President and Senior Analyst, has been with U.S. Trust since 1989. Mr. Hoover is primarily responsible for the day to day management of the Energy and Natural Resources Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Joan Ellis has served as the Real Estate Fund's portfolio manager or co-manager since its inception. Ms. Ellis, Senior Vice President in the Investment Re-search Division, has been with U.S. Trust since 1984. Ms. Ellis is primarily responsible for the day to day management of the Real Estate Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

      -------------------------------------------------------------

 .......................................
                                      ................................

Purchasing, Selling and Exchanging Fund Shares
This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

How to Purchase Fund Shares
You may purchase shares directly by:
 . Mail
 . Telephone
 . Wire, or
 . Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Ex-celsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic in-vestment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
Wire Control Number
Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the en-closed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above in-structions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its proce-dures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your corre-spondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

General Information
You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). Presently, the only Busi-ness Days on which the Adviser is closed and the NYSE is open are Veterans' Day and Columbus Day. A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good or-der. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

How We Calculate NAV
NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are un-reliable, fair value prices may be determined in good faith using methods ap-proved by the Board of Directors and the Board of Trustees, as the case may be. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost which approximates their market value.

      -------------------------------------------------------------

 .......................................
                                      ................................

Some Funds may hold securities that are listed on foreign exchanges. These se-curities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

Minimum Purchases
To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund.

Your subsequent investments must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.

Automatic Investment Program
If you have a checking, money market or NOW account with a bank, you may pur-chase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled in-vestments once per month, on either the first or fifteenth day, or twice per month, on both days.

How to Sell Your Fund Shares
You may sell shares directly by:
 . Mail
 . Telephone, or
 . Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

Excelsior Funds
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your ac-count number and sign the request.

If you own your shares directly and previously indicated on your account appli-cation or arranged in writing to do so, you may sell your shares on any Busi-ness Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institu-tion may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund re-ceives your request in good order.

Systematic Withdrawal Plan
If you have at least $10,000 in your account, you may use the systematic with-drawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

Receiving Your Money
Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank ac-count (if more than $500) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind
We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities dis-

      -------------------------------------------------------------

 .......................................
                                      ................................
tributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares
If your account balance drops below $500 because of redemptions, you may be re-quired to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares
A Fund may suspend your right to sell your shares if the NYSE restricts trad-ing, the SEC declares an emergency or when U.S. Trust and the custodian are closed. More information about this is in our Statement of Additional Informa-tion.

How to Exchange Your Shares
You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of certain portfolios of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year. We may also reject any exchange request if we determine that such exchange is not in the best interests of a Fund or its shareholders. Shares can be exchanged di-rectly by mail, or by telephone if you previously selected the telephone ex-change option on the account application.

You may also exchange shares through your financial institution. Exchange re-quests must be for an amount of at least $500.

If you recently purchased shares by check you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

Telephone Transactions
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of in-structions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

Authorized Intermediaries
Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept pur-chase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for trans-mitting requests and delivering funds on a timely basis.

Shareholder Servicing
The Funds are permitted to pay an administrative servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% (0.25% in the case of the Technology Fund) of the average daily net asset value of Fund shares held by clients of a shareholder organization.

Distribution of Fund Shares
The Optimum Growth and Value Equity Funds have adopted a distribution plan that allows shares of the Funds to pay distribution fees for the sale and distribu-tion of their shares in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Funds' distributor may institute promotional incentive programs for deal-ers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including mer-chandise, airline vouchers, trips and vacation packages, to dealers selling shares.

      -------------------------------------------------------------

 .......................................
                                      ................................

Dividends and Distributions
Each Fund distributes dividends from its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its af-filiates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes
Each Fund will distribute substantially all of its taxable income including its net capital gain (the excess of long-term capital gain over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your ac-count statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-quali-fied plan) will generally not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal se-curities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

More information about taxes is in the Statement of Additional Information.

      -----------------------------------------------------------------

Financial Highlights
The tables that follow present performance information about shares of each Fund. This information is intended to help you understand: each Fund's finan-cial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, are incorporated by reference into our Statement of Addi-tional Information. You can obtain the annual report, which contains more per-formance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

BLENDED EQUITY FUND

                                            Year Ended March 31,
                                   -------------------------------------------
                                      2000     1999     1998     1997     1996
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................. $ 42.51  $ 36.12  $ 25.81  $ 24.43  $ 21.40
                                   -------  -------  -------  -------  -------
Income From Investment Operations
 Net Investment Income............    0.03     0.11     0.16     0.18     0.12
 Net Gains on Securities (both
  realized and unrealized)........    9.54     6.90    12.59     2.50     5.21
                                   -------  -------  -------  -------  -------
 Total From Investment
  Operations......................    9.57     7.01    12.75     2.68     5.33
                                   -------  -------  -------  -------  -------
Less Distributions
 Dividends From Net Investment
  Income..........................   (0.06)   (0.13)   (0.16)   (0.14)   (0.11)
 Distributions From Net Realized
  Gain on Investments and
  Options.........................   (1.34)   (0.49)   (2.28)   (1.16)   (2.19)
                                   -------  -------  -------  -------  -------
 Total Distributions..............   (1.45)   (0.62)   (2.44)   (1.30)   (2.30)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Year...... $ 50.63  $ 42.51  $ 36.12  $ 25.81  $ 24.43
                                   =======  =======  =======  =======  =======
Total Return......................  22.90%   19.65%   50.82%   11.09%   26.45%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)....................... $993.41  $720.27  $594.91  $306.99  $188.57
 Ratio of Net Operating Expenses
  to Average Net Assets...........   0.97%    0.95%    0.99%    1.01%    1.05%
 Ratio of Gross Operating Expenses
  to Average Net Assets/1/ .......   1.02%    1.01%    1.06%    1.06%    1.12%
 Ratio of Net Investment Income to
  Average Net Assets..............   0.08%    0.29%    0.55%    0.71%    0.55%
 Portfolio Turnover Rate..........   24.0%    20.0%    28.0%    39.0%    27.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

LARGE CAP GROWTH FUND

                                              Year Ended
                                               March 31,
                                            ----------------       Period Ended
                                               2000     1999  March 31, 1998/1/
                                            -------  -------  -----------------
Net Asset Value, Beginning of Period....... $ 14.30  $  8.51       $  7.00
                                            -------  -------       -------
Income From Investment Operations
 Net Investment Income (Loss)..............   (0.06)   (0.03)         0.00/2/
 Net Gains or (Losses) on Securities (both
  realized and unrealized).................    4.74     5.82          1.51
                                            -------  -------       -------
Total From Investment Operations...........    4.68     5.79          1.51
                                            -------  -------       -------
Net Asset Value, End of Period............. $ 18.98  $ 14.30       $  8.51
                                            =======  =======       =======
Total Return...............................  32.73%   68.04%        21.57%/3/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)... $498.31  $251.55       $ 47.53
 Ratio of Net Operating Expenses to Average
  Net Assets...............................   1.01%    1.04%         1.05%/4/
 Ratio of Gross Operating Expenses to
  Average Net Assets/5/ ...................   1.07%    1.08%         1.20%/4/
 Ratio of Net Investment Income/(Loss) to
  Average Net Assets....................... (0.48)%  (0.53)%       (0.16)%/4/
 Portfolio Turnover Rate...................     20%       4%           12%/4/

------
Notes:
1.  Inception date of the Fund was October 1, 1997.
2.  Amount represents less than $0.01 per share.
3.  Not annualized.
4.  Annualized.
5. Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

OPTIMUM GROWTH FUND

                                     Year Ended March 31,
                                    -------------------------       Period Ended
                                       2000     1999     1998  March 31, 1997/1/
                                    -------  -------  -------  -----------------
Net Asset Value, Beginning of
 Period...........................  $ 27.40  $ 16.31  $ 10.18       $ 9.87
                                    -------  -------  -------       ------
Income From Investment Operations:
 Net Investment Income............    (0.11)   (0.06)   (0.01)        0.02
 Net Gains or (losses) on
  Securities (both realized and
  unrealized).....................     7.16    11.15     6.15         0.31/2/
                                    -------  -------  -------       ------
Total From Investment Operations..     7.05    11.09     6.14         0.33
                                    -------  -------  -------       ------
Less Distributions:
 Dividends From Net Investment
  Income..........................     0.00     0.00    (0.01)       (0.02)
 Distributions From Net Realized
  Gains on Investments and
  Options.........................  $ (3.88)    0.00     0.00         0.00
                                    -------  -------  -------       ------
Total Distributions...............    (3.88)    0.00    (0.01)       (0.02)
                                    -------  -------  -------       ------
Net Asset Value, End of Period....  $ 30.57  $ 27.40  $ 16.31       $10.18
                                    =======  =======  =======       ======
Total Return......................   27.40%   68.00%   60.41%        3.31%/3/
Ratios/Supplemental Data
 Net Assets at end of Period (in
  millions).......................  $ 21.97  $ 12.41  $  6.60       $ 3.36
 Ratio of Net Operating Expenses
  to Average Net Assets...........    1.05%    1.05%    1.05%        1.05%/5/
 Ratio of Gross Operating Expenses
  to Average Net Assets/4/ .......    1.18%    1.26%    1.32%        1.47%/5/
 Ratio of Net Investment Income
  (Loss) to Average Net Assets....  (0.43)%  (0.34)%  (0.12)%        0.33%/5/
 Portfolio Turnover...............      44%      22%      19%          20%/5/

------
Notes:
1.  Inception date of the Fund was June 1, 1996.
2. This amount does not accord with the aggregate net losses on investments because of the timing of sales and repurchases of the shares in relation to fluctuating market value of the investments in the Fund.
3.  Not annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5.  Annualized.

      -----------------------------------------------------------------

SMALL CAP FUND

                                             Year Ended March 31,
                                   --------------------------------------------
                                      2000     1999     1998      1997     1996
                                   ------- --------  -------  --------  -------
Net Asset Value, Beginning of
 Period..........................  $  9.27 $  11.95  $  8.83  $  10.78  $  9.77
                                   ------- --------  -------  --------  -------
Income From Investment Operations
 Net Investment Income (Loss)....     0.00     0.00    (0.01)    (0.03)   (0.02)
 Net Gains or (Losses) on
  Securities (both realized
  and unrealized)................     6.12    (2.56)    3.13     (1.43)    1.72
                                   ------- --------  -------  --------  -------
Total From Investment
 Operations......................     6.12    (2.56)    3.12     (1.46)    1.70
                                   ------- --------  -------  --------  -------
Less Distributions
 Distributions From Net Realized
  Gain on Investments
  and Options....................     0.00    (0.12)    0.00     (0.10)   (0.69)
 Distributions in Excess of Net
  Realized Gain on Investments
  and Options....................     0.00     0.00     0.00     (0.39)    0.00
                                   ------- --------  -------  --------  -------
Total Distributions..............     0.00    (0.12)    0.00     (0.49)   (0.69)
                                   ------- --------  -------  --------  -------
Net Asset Value, End of Period...  $ 15.39 $   9.27  $ 11.95  $   8.83  $ 10.78
                                   ======= ========  =======  ========  =======
Total Return.....................   65.91% (21.41)%   35.33%  (14.33)%   18.29%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)......................  $107.94 $  43.79  $ 68.55  $  53.26  $ 78.06
 Ratio of Net Operating Expenses
  to Average Net Assets..........    0.92%    0.94%    0.94%     0.94%    0.90%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/ .....................    1.03%    1.05%    1.01%     1.02%    0.98%
 Ratio of Net Investment
  Income/(Loss) to Average
  Net Assets.....................    0.01%  (0.04)%  (0.14)%   (0.26)%  (0.17)%
 Portfolio Turnover Rate.........   134.0%   115.0%    73.0%     55.0%    38.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

VALUE EQUITY FUND

                                      Year Ended March 31,
                                      ----------------------       Period Ended
                                        2000    1999    1998  March 31, 1997/1/
                                      ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period.............................. $15.35  $16.11  $11.33       $ 12.08
                                      ------  ------  ------       -------
Income From Investment Operations:
 Net Investment Income...............   0.01    0.08    0.07          0.01
 Net Gains or (Losses) on Securities
  (both realized and unrealized).....   6.35    0.55    5.57         (0.76)
                                      ------  ------  ------       -------
Total From Investment Operations.....   6.36    0.63    5.64         (0.75)
                                      ------  ------  ------       -------
Less Distributions:
 Dividends From Net Investment
  Income.............................  (0.05)  (0.07)  (0.06)         0.00
 Distributions From Net Realized
  Gains on Investments and Options...  (0.32)  (1.32)  (0.80)         0.00
                                      ------  ------  ------       -------
Total Distributions..................  (0.37)  (1.39)  (0.86)         0.00
                                      ------  ------  ------       -------
Net Asset Value, End of Period....... $21.34  $15.35  $16.11       $ 11.33
                                      ======  ======  ======       =======
Total Return......................... 41.60%   4.59%  51.09%       (6.21)%/2/
Ratios/Supplemental Data
 Net Assets at end of Period (in
  millions).......................... $  336  $  125  $   78       $    56
 Ratio of Net Operating Expenses to
  Average Net Assets.................  1.05%   1.05%   1.05%         1.05%/3/
 Ratio of Gross Operating Expenses to
  Average Net Assets/4/ .............  1.20%   1.32%   1.35%         1.43%/3/
 Ratio of Net Investment Income
  (Loss) to Average Net Assets.......  0.02%   0.53%   0.47%         0.54%/3/
 Portfolio Turnover..................    45%     55%     51%           64%/3/

------
Notes:
1.  Inception date of the Fund was June 1, 1996.
2.  Not annualized.
3.  Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

VALUE AND RESTRUCTURING FUND

                                             Year Ended March 31,
                                   --------------------------------------------
                                        2000     1999     1998     1997    1996
                                   ---------  -------  -------  -------  ------
Net Asset Value, Beginning of
 Period..........................  $   23.88  $ 23.79  $ 15.93  $ 14.03  $10.55
                                   ---------  -------  -------  -------  ------
Income From Investment Operations
 Net Investment Income...........       0.07     0.13     0.10     0.13    0.10
 Net Gains on Securities (both
  realized and unrealized).......      10.03     0.21     8.12     2.36    3.71
                                   ---------  -------  -------  -------  ------
Total From Investment
 Operations......................      10.10     0.34     8.22     2.49    3.81
                                   ---------  -------  -------  -------  ------
Less Distributions
 Dividends From Net Investment
  Income.........................      (0.09)   (0.11)   (0.09)   (0.12)  (0.09)
 Distributions From Net Realized
  Gain on Investments and
  Options........................       0.00    (0.14)   (0.27)   (0.47)  (0.24)
                                   ---------  -------  -------  -------  ------
Total Distributions..............      (0.09)   (0.25)   (0.36)   (0.59)  (0.33)
                                   ---------  -------  -------  -------  ------
Net Asset Value, End of Period...  $   33.89  $ 23.88  $ 23.79  $ 15.93  $14.03
                                   =========  =======  =======  =======  ======
Total Return.....................     42.41%    1.48%   52.10%   18.09%  36.48%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions)......................  $1,207.24  $594.62  $388.45  $124.01  $74.05
 Ratio of Net Operating Expenses
  to Average Net Assets..........      0.90%    0.93%    0.89%    0.91%   0.91%
 Ratio of Gross Operating
  Expenses to Average Net
  Assets/1/ .....................      1.03%    1.07%    0.93%    0.95%   0.95%
 Ratio of Net Investment Income
  to Average Net Assets..........      0.25%    0.59%    0.54%    0.90%   0.88%
 Portfolio Turnover Rate.........      20.0%    43.0%    30.0%    62.0%   56.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

ENERGY AND NATURAL RESOURCES FUND

                                              Year Ended March 31,
                                      ----------------------------------------
                                        2000      1999    1998    1997    1996
                                      ------  --------  ------  ------  ------
Net Asset Value, Beginning of
 Period.............................. $11.02  $  12.66  $11.12  $ 9.55  $ 7.92
Income From Investment Operations
 Net Investment Income...............   0.04      0.10    0.09    0.09    0.07
 Net Gains or (Losses) on Securities
  (both realized and unrealized).....   4.72     (1.65)   2.69    2.60    1.63
                                      ------  --------  ------  ------  ------
Total From Investment Operations.....   4.76     (1.55)   2.78    2.69    1.70
                                      ------  --------  ------  ------  ------
Less Distributions
 Dividends From Net Investment
  Income.............................  (0.06)    (0.09)  (0.10)  (0.09)  (0.07)
 Distributions From Net Realized Gain
  on Investments and Options.........  (0.51)     0.00   (1.07)  (1.03)   0.00
 Distributions in Excess of Net
  Realized Gain on Investments and
  Options............................   0.00      0.00   (0.07)   0.00    0.00
                                      ------  --------  ------  ------  ------
Total Distributions..................  (0.57)    (0.09)  (1.24)  (1.12)  (0.07)
Net Asset Value, End of Period....... $15.21  $  11.02  $12.66  $11.12  $ 9.55
                                      ======  ========  ======  ======  ======
Total Return......................... 44.61%  (12.23)%  24.97%  28.28%  21.60%
Ratios/Supplemental Data
 Net Assets, End of Period (in
  millions).......................... $71.13  $  43.02  $46.17  $33.39  $23.29
 Ratio of Net Operating Expenses to
  Average Net Assets.................  0.97%     0.98%   0.99%   0.93%   0.96%
 Ratio of Gross Operating Expenses to
  Average Net Assets/1/ .............  1.08%     1.09%   1.07%   0.98%   1.09%
 Ratio of Net Investment Income to
  Average Net Assets.................  0.37%     0.97%   0.69%   0.84%   0.88%
 Portfolio Turnover Rate............. 138.0%     96.0%   88.0%   87.0%   43.0%

------
Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

      -----------------------------------------------------------------

REAL ESTATE FUND

                                                   Year Ended
                                                    March 31,      Period ended
                                                 ----------------     March 31,
                                                   2000      1999       1998/1/
                                                 ------  --------  ------------
Net Asset Value, Beginning of Period............ $ 5.50  $   7.05     $ 7.00
                                                 ------  --------     ------
Income From Investment Operations
 Net Investment Income..........................   0.34      0.33       0.15
 Net Gains or (Losses) on Securities (both
  realized and unrealized)......................  (0.31)    (1.55)      0.01
                                                 ------  --------     ------
Total From Investment Operations................   0.03     (1.22)      0.16
                                                 ------  --------     ------
Less Distributions
 Dividends From Net Investment Income...........  (0.32)    (0.33)     (0.11)
Total Distributions.............................  (0.32)    (0.33)     (0.11)
                                                 ------  --------     ------
Net Asset Value, End of Period.................. $ 5.21  $   5.50     $ 7.05
                                                 ======  ========     ======
Total Return....................................  0.58%  (17.55)%      2.26%/2/
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)........ $33.70  $  32.84     $41.17
 Ratio of Net Operating Expenses to Average Net
  Assets........................................  1.20%     1.20%      1.20%/3/
 Ratio of Gross Operating Expenses to Average
  Net Assets/4/ ................................  1.41%     1.43%      1.40%/3/
 Ratio of Net Investment Income to Average Net
  Assets........................................  6.17%     5.37%      5.02%/3/
 Portfolio Turnover Rate........................  27.0%     28.0%      30.0%/3/

------
Notes:
1. Inception date of the Fund was October 1, 1997.
2.  Not annualized.
3.  Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                    (This page is intentionally left blank)

Excelsior Funds, Inc.
Excelsior Institutional Trust

Investment Adviser
United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the fol-lowing:

Statement of Additional Information (SAI)
The SAIs dated August 1, 2000 include detailed information about Excelsior Funds, Inc. and Excelsior Institutional Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

Annual and Semi-Annual Reports
These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:
By Telephone: Call (800) 446-1012 (from overseas, call (617) 557-8280)

By Mail: Excelsior Funds, Inc., 73 Tremont Street, Boston, Massachusetts 02108-3913

By Internet: http://www.excelsiorfunds.com

From the SEC: You can also obtain the SAIs or the Annual and Semi-Annual re-ports, as well as other information about Excelsior Funds, Inc. and Excelsior Institutional Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Pub-lic Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Ex-change Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Excelsior Funds, Inc.'s and Excelsior Institutional Trust's Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.